Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Statements Of Operations [Abstract]
Revenues	$ 12,401,933	$ 1,520,035	$ 17,235,585	$ 2,812,210
Cost of revenue	8,766,303	864,680	12,059,099	1,851,018
Gross profit	3,635,630	655,355	5,176,486	961,192
Operating expenses:
Depreciation and amortization	197,610	29,730	348,172	39,229
Salaries and wages	1,661,769	453,829	3,802,158	5,053,600
Change in fair value of contingent consideration	(105,060)
General and administrative	1,275,826	430,830	3,788,015	1,251,102
Total operating expenses	3,030,145	914,389	7,938,345	6,343,931
Income (loss) from operations	605,485	(259,034)	(2,761,859)	(5,382,739)
Other income (expenses):
Change in fair value of derivative instruments	15,629	(780)	198,908	421,340
Interest expense	(1,336,579)	(61,330)	(1,699,746)	(1,443,229)
Equity loss attributable to affiliate			(50,539)
Net gain from deconsolidation of Digital subsidiary and write-off of related investment in subsidiary			453,514
Total other expense	(1,320,950)	(62,110)	(1,097,863)	(1,021,889)
Loss before benefit for income taxes	(715,465)	(321,144)	(3,859,722)	(6,404,628)
Benefit for income taxes	(220,700)		(2,800,972)
Net loss	(494,765)	(316,093)	(1,213,199)	(6,404,628)
Net (income) loss attributable to non-controlling interest	34,982	5,051	(16,448)
Net loss attributable to InterCloud Systems, Inc.	(459,783)	(316,093)	(1,229,647)	(6,404,628)
Less dividends on Series C, D, E, F and H Preferred Stock	(591,085)	17,722	(843,215)
Net loss attributable to InterCloud Systems, Inc. common stockholders	$ (1,050,868)	$ (333,815)	$ (2,072,862)	$ (6,404,628)
Loss per share attributable to InterCloud Systems, Inc. common stockholders:
Basic	$ (0.50)	$ (0.25)	$ (1.33)	$ (6.38)
Diluted	$ (0.50)	$ (0.25)	$ (1.33)	$ (6.38)
Basic weighted average common shares outstanding	2,103,957	1,341,110	1,553,555	1,003,264
Diluted weighted average common shares outstanding	2,103,957	1,341,110	1,553,555	1,003,264